Shareholder Report, Holdings (Details) - C000003889 [Member]	Jun. 30, 2025	[1]
Holdings [Line Items]
Percent of Net Asset Value	98.40%
Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[2]
Automotive Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Oil And Gas Production And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Metals And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Diversified Holding Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Transportation And Logistics [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Capital Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Energy Refining And Marketing [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Non U S Real Estate Operating Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
CANADA
Holdings [Line Items]
Percent of Net Asset Value	9.60%
CHILE
Holdings [Line Items]
Percent of Net Asset Value	3.70%
GERMANY
Holdings [Line Items]
Percent of Net Asset Value	10.80%
HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.50%
IRELAND
Holdings [Line Items]
Percent of Net Asset Value	5.00%
ITALY
Holdings [Line Items]
Percent of Net Asset Value	4.20%
JAPAN
Holdings [Line Items]
Percent of Net Asset Value	15.80%
SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	5.00%
UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	12.80%
UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	20.30%
Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%

[1]	(% of Net Assets)
[2]	Includes Brazil, South Korea, Mexico and Bermuda.